Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 26,054	¥ 31,925	¥ 68,086
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	100,572	75,587	73,081
Stock option expenses	26,869	18,638	9,737
(Gain) loss on investments in equity securities	(4,005)	16,677	(6,042)
Equity in earnings of affiliates, net of dividends received	(969)	(6,800)	(8,097)
Loss on disposal of office buildings, land, equipment and facilities	5,351	6,348	2,446
Deferred income taxes	37,772	55,199	19,574
Changes in operating assets and liabilities:
Time deposits	(318,104)	(155,251)	348,003
Deposits with stock exchanges and other segregated cash	(39,225)	(67,738)	142,416
Trading assets and private equity investments	971,327	(1,481,908)	(3,123,679)
Trading liabilities	(1,058,445)	1,206,394	3,737,079
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	980,156	327,668	(1,437,635)
Securities borrowed, net of securities loaned	(508,844)	(446,152)	(69,472)
Other secured borrowings	(271,498)	(160,031)	(1,591,535)
Loans and receivables, net of allowance for doubtful accounts	28,933	(354,691)	(248,175)
Payables	218,915	319,506	139,919
Bonus accrual	(13,356)	(8,802)	30,784
Accrued income taxes, net	5,055	(26,174)	65,718
Other, net	104,305	414,515	347,022
Net cash provided by (used in) operating activities	290,863	(235,090)	(1,500,770)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(182,568)	(186,350)	(83,079)
Proceeds from sales of office buildings, land, equipment and facilities	120,435	109,888	2,909
Payments for purchases of investments in equity securities	(138)	(221)	(2,318)
Proceeds from sales of investments in equity securities	5,485	3,247	1,272
(Increase) decrease in loans receivable at banks, net	30,591	(60,350)	(105,800)
Increase in non-trading debt securities, net	(968)	(286,013)	(64,586)
Business combinations or disposals, net	35,597	5,570	(9,865)
Decrease (increase) in investments in affiliated companies, net	2,146	(8,936)	(13)
Other, net	(638)	(49)	(8,163)
Net cash provided by (used in) investing activities	9,942	(423,214)	(269,643)
Cash flows from financing activities:
Increase in long-term borrowings	2,015,446	2,267,658	3,059,225
Decrease in long-term borrowings	(2,883,078)	(1,188,034)	(1,470,978)
Increase (decrease) in short-term borrowings, net	(56,383)	(97,282)	137,076
Increase in deposits received at banks, net	117,047	368,354	13,279
Proceeds from issuances of common stock			446,662
Proceeds from sales of common stock held in treasury	10	8	10
Payments for repurchases of common stock held in treasury	(8,287)	(37,378)	(18)
Payments for cash dividends	(29,066)	(29,083)	(11,130)
Proceeds from issuances of stock by subsidiaries			2,404
Net cash provided by (used in) financing activities	(844,311)	1,284,243	2,176,530
Effect of exchange rate changes on cash and cash equivalents	(6,314)	(26,246)	964
Net increase (decrease) in cash and cash equivalents	(549,820)	599,693	407,081
Cash and cash equivalents at beginning of the year	1,620,340	1,020,647	613,566
Cash and cash equivalents at end of the year	1,070,520	1,620,340	1,020,647
Cash paid during the year for-
Interest	338,802	259,679	210,742
Income tax payments (refunds), net	¥ 16,076	¥ 32,305	¥ (62,994)